Fair value of financial instruments - Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016
Fair value measurements on a recurring basis:
Deferred consideration	$ 1,180	$ 1,836
Fair Value Measurements on a Recurring Basis
Fair value measurements on a recurring basis:
Deferred consideration	1,180	1,836
Fair Value Measurements on a Recurring Basis | Level 1
Fair value measurements on a recurring basis:
Deferred consideration	0	0
Fair Value Measurements on a Recurring Basis | Level 2
Fair value measurements on a recurring basis:
Deferred consideration	0	0
Fair Value Measurements on a Recurring Basis | Level 3
Fair value measurements on a recurring basis:
Deferred consideration	$ 1,180	$ 1,836